CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 143,419	$ 155,709	$ 111,783
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on derivatives	(2,277)	(16,014)	31,786
Foreign currency translation adjustment	(48,822)	24,679	(38,068)
Change in pension and postretirement benefits	(11,599)	(11,304)	22,959
Total other comprehensive (loss) income	(62,698)	(2,639)	16,677
Comprehensive income	80,721	153,070	128,460
Less: Comprehensive income attributable to noncontrolling interests	(10,597)	(35,666)	(20,178)
Comprehensive income attributable to Dole plc	$ 70,124	$ 117,404	$ 108,282